Income Tax Expense - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [line Items]
Cumulative tax losses	$ 157,314,108	$ 142,688,221